Inventory	12 Months Ended
Dec. 31, 2024
Inventory [Abstract]
INVENTORY	NOTE 8 – INVENTORY:
	December 31
	2024	2023
	USD in thousands
Goods in transit	-	219
Finished goods	-	2,167
	-	2,386
As of December 31, 2023, all inventory derived from Jeffs’ Brands.